Other Assets	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Other Assets	NOTE 16 OTHER ASSETS 2022 2021 Deferred income tax assets (Note 8) 448 262 Ammonia catalysts – net of accumulated amortization of $94 (2021 – $85) 104 88 Long-term income tax receivable (Note 8) 54 166 Accrued pension benefit assets (Note 21) 157 170 Other 206 143 969 829